Summary of Principal Accounting Policies - PPE (Details)	Dec. 31, 2023
Leasehold improvements
Property Plant And Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	us-gaap:UsefulLifeShorterOfTermOfLeaseOrAssetUtilityMember
Motor vehicles
Property Plant And Equipment [Line Items]
Useful life (in years)	5 years
Maximum | Furniture, fixtures and equipment
Property Plant And Equipment [Line Items]
Useful life (in years)	5 years
Minimum | Furniture, fixtures and equipment
Property Plant And Equipment [Line Items]
Useful life (in years)	3 years